RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
RECEIVABLES AND OTHER CURRENT ASSETS	RECEIVABLES AND OTHER CURRENT ASSETS

	Notes	December 31, 2020	December 31, 2019
Income taxes receivable		$8.3	$5.5
Receivables from governments[1]		56.7	39.1
Gold receivables		—	3.2
Receivable from Staatsolie	5	7.5	—
Receivable from Allied Gold Corporation	11	1.8	—
Deferred consideration from Allied Gold Corporation	11	1.2	—
Other receivables		5.2	3.6
Total receivables		80.7	51.4
Prepayment for other assets		—	0.2
Marketable securities and warrants	22(a)	—	4.5
Prepaid expenses		19.6	11.0
Derivatives	22(a)	20.4	5.1
		$120.7	$72.2
1Receivables from governments relate primarily to value added tax.